Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings Tables Abstract
Schedule of long-term debt
	2019		2018
Line of credit with MCRF P, S.A. de C.V. SOFOM, E.N.R. of Ps. 600,000, bearing interest at a fixed rate of 13.10%. This line of credit is payable on a quarterly basis starting May 15, 2019 through May 15, 2023. BLSM Latino América Servicios, S.A. de C.V., is a guarantor in this loan.	Ps.	516,597	592,252

Secured line of credit with Banamex, for up to Ps. 400,000, bearing interest at the TIIE rate plus 317 basis point. Withdrawals from this line of credit can be made during a 10-month period starting December 15, 2018, and are payable on a quarterly basis from December 17, 2019 up to December 18, 2025.		135,209	50,000

Unsecured line of credit with Banamex, for up to Ps. 80,000, bearing interest at the TIIE rate plus 275 basis points (renewable on a yearly basis).		15,000	-

Unsecured line of credit with Banamex, for up to US$ 1,800, bearing interest at LIBOR rate plus 300 basis point. Maturity was on March 31, 2018.		-	-

Interest payable		10,907	11,227

Total debt		677,713	653,479

Less: Current portion		148,070	90,691

Long-term debt	Ps.	529,643	562,788

Schedule of cash flows arising from financing activities

	Long-term debt		Interest payable	Derivative financial instruments, net

Balances as of January 1, 2018 (1)	Ps.	607,250	10,043	-

Changes that represent cash flows -
Loans obtained		50,667	-	-
Restricted cash		(2,001)	-	-
Payments		(36,829)	(85,159)	-
Commissions and debt issuance cost		(667)	-	-

Changes that do not represent cash flows -
Interest expense		-	86,343	-
Valuation effects of derivative financial instruments		-	-	16,629
Amortization of commissions and debt issuance cost		1,744	-	-

Balances as of December 31, 2018 (1)	Ps.	620,164	11,227	16,629
Changes that represent cash flows -
Loans obtained		104,500	-	-
Restricted cash		22,940	-	-
Payments		(82,996)	(76,465)	-
Commissions and debt issuance cost		-		-

Changes that do not represent cash flows -
Interest expense		-	85,429	-
Borrowing costs capitalized on PP&E		-	(9,284)
Valuation effects of derivative financial instruments		-	-	15,680
Amortization of commissions and debt issuance cost		2,198	-	-
Balances as of December 31, 2019	Ps.	666,806	10,907	32,309

(1)	Balances in column "Long-term debt", are presented net of restricted cash balances as of December 31, 2018. See Note 5 for details about restricted cash.

Schedule of long-term debt maturities
Year	Amount

2021	Ps.	185,447
2022		169,312
2023		245,343
2024		23,611
2025		54,000
	Ps.	677,713